Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 21.  Subsequent Events

On February 15, 2018, the Company’s Board of Directors approved an initial share repurchase authorization of up to $20 million of common stock under which the Company may buy back LSC Communications’ shares at its discretion from February 15, 2018 through August 15, 2019. The Company expects to fund the repurchases, if any, from a combination of cash on hand, cash flow and borrowings under its Revolving Credit Facility.